Trade Receivables	9 Months Ended
Sep. 30, 2023
Trade Receivables [abstract]
TRADE RECEIVABLES

NOTE 4. TRADE RECEIVABLES

	September 30,
	2023 (unaudited)	December 31, 2022
Accounts receivable	$133,347	$130,588
Less: allowance for doubtful accounts	(24,717)	(66,852)
Accounts receivable, net	108,630	63,736
Other	-	3,248
	$108,630	$66,984

For the nine months ended September 30, 2023, the Company recorded bad debt expense of $42,045 for trade receivables.